Note 2 - Summary of Significant Accounting Policies: Basic and Diluted Net Loss Per Share (Policies)	6 Months Ended
Jun. 30, 2012
Basic and Diluted Net Loss Per Share:
Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Net loss per share is calculated in accordance with ASC 260, Earnings Per Share, for the period presented.  Basic net loss per share is based upon the weighted average number of common shares outstanding.  Diluted net loss per share is based on the assumption that all dilative convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method.  Under this method, options and warrants are assumed exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

As of June 30, 2012 the Company had no potentially dilutive securities.

The following is a reconciliation of the numerator and denominator of the basic and diluted earnings per share computations for the six months ended June 30, 2012:

Numerator:
Basic and diluted net loss per share:
Net (Loss)	$(106,495)

Denominator

Basic and diluted weighted average
number of shares outstanding	7,275,000

Basic and Diluted Net Loss Per Share	$(0)